Earnings Per Share	12 Months Ended
Jun. 30, 2019
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 13 - EARNINGS PER SHARE

For the years ended June 30, 2019 and 2018, the effect of potential shares of common stock from the unexercised options was dilutive since the exercise prices for the options were lower than the average market price. For the years ended June 30, 2019 and 2018, the effect of potential shares of common stock from the warrants was anti-dilutive since the exercise prices were higher than the average market price. As a result, a total of 27,975 and 9,280 unexercised options are dilutive, and were included in the computation of diluted earnings per share for the years ended June 30, 2019 and 2018, respectively.

For the year ended June 30, 2017, basic average shares outstanding and diluted average shares outstanding were the same because there were no warrants or options outstanding.

The following table presents a reconciliation of basic and diluted net income per share:

	For the years ended June 30,
	2019	2018	2017
Net income attributable to the Company	$1,421,781	$4,603,708	$4,945,764
Weighted average number of common shares outstanding - Basic	25,913,631	20,800,670	15,000,000
Dilutive securities -unexercised warrants and options	27,975	9,280	-
Weighted average number of common shares outstanding – diluted	25,941,606	20,809,950	15,000,000

Earnings per share - Basic	$0.05	$0.22	$0.33
Earnings per share – Diluted	$0.05	$0.22	$0.33